Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Practices

Equity awards are discretionary and are generally granted to our named executive officers in March of each year in connection with the annual review process. In certain circumstances, including the hiring or promotion of an officer, the Compensation and Benefits Committee may approve grants to be effective at other times. The Company does not currently grant stock options to its employees. The Compensation and Benefits Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	Equity awards are discretionary and are generally granted to our named executive officers in March of each year in connection with the annual review process. In certain circumstances, including the hiring or promotion of an officer, the Compensation and Benefits Committee may approve grants to be effective at other times. The Company does not currently grant stock options to its employees.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation and Benefits Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false